Schedule of Investments(a)
March 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–76.24%
Alternative Carriers–1.89%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(b)(c)	$14,487,000	$18,308,207
Application Software–15.86%
Alteryx, Inc., Conv., 1.00%, 08/01/2026(b)	4,260,000	3,842,240
Atlassian, Inc., Conv., 0.63%, 05/01/2023	8,800,000	15,345,264
Coupa Software, Inc., Conv., 0.13%, 06/15/2025(b)	10,050,000	11,129,125
DocuSign, Inc., Conv., 0.50%, 09/15/2023	11,950,000	16,845,580
Envestnet, Inc., Conv., 1.75%, 06/01/2023	8,113,000	8,332,355
HubSpot, Inc., Conv., 0.25%, 06/01/2022	2,100,000	3,126,608
j2 Global, Inc., Conv., 1.75%, 11/01/2026(b)	7,200,000	6,606,000
NICE Systems, Inc. (Israel), Conv., 1.25%, 01/15/2024	5,650,000	9,982,844
Pegasystems, Inc., Conv., 0.75%, 03/01/2025(b)	2,250,000	1,977,540
Pluralsight, Inc., Conv., 0.38%, 03/01/2024(b)	9,096,000	6,733,314
Q2 Holdings, Inc., Conv., 0.75%, 06/01/2026(b)	7,200,000	6,450,102
RealPage, Inc., Conv., 1.50%, 11/15/2022	5,054,000	6,923,980
RingCentral, Inc.,
Conv., 0.00%, 03/15/2023(d)	2,861,000	7,500,998
0.00%, 03/01/2025(b)(d)	7,300,000	6,799,235
Splunk, Inc., Conv., 0.50%, 09/15/2023	10,400,000	11,212,017
Verint Systems, Inc., Conv., 1.50%, 06/01/2021	6,600,000	6,396,479
Workday, Inc., Conv., 0.25%, 10/01/2022	10,500,000	11,681,250
Zendesk, Inc., Conv., 0.25%, 03/15/2023	10,500,000	12,444,028
		153,328,959
Asset Management & Custody Banks–0.82%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	9,100,000	7,922,687
Automobile Manufacturers–1.43%
Tesla, Inc., 2.38%, 03/15/2022	6,705,000	11,491,305
Winnebago Industries, Inc., Conv., 1.50%, 04/01/2025(b)	3,150,000	2,376,281
		13,867,586
Biotechnology–5.27%
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	8,500,000	9,031,675
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	10,100,000	8,536,755
	Principal Amount	Value
Biotechnology–(continued)
Halozyme Therapeutics, Inc., Conv., 1.25%, 12/01/2024(b)	$5,700,000	$5,699,956
Insmed, Inc., Conv., 1.75%, 01/15/2025	6,000,000	5,040,357
Ionis Pharmaceuticals, Inc., Conv., 1.00%, 11/15/2021	3,000,000	3,043,767
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	11,000,000	14,151,729
Sarepta Therapeutics, Inc., Conv., 1.50%, 11/15/2024	3,600,000	5,473,416
		50,977,655
Broadcasting–0.53%
Liberty Media Corp., Conv., 2.25%, 12/01/2021(b)(c)	5,275,000	5,110,420
Cable & Satellite–0.98%
DISH Network Corp., Conv., 3.38%, 08/15/2026	11,600,000	9,446,477
Communications Equipment–2.20%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026(b)	8,550,000	8,721,000
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	12,123,000	12,553,363
		21,274,363
Consumer Finance–0.24%
PRA Group, Inc., Conv., 3.50%, 06/01/2023	2,700,000	2,349,085
Data Processing & Outsourced Services–2.55%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(c)	12,495,000	11,409,497
Square, Inc., Conv., 0.50%, 05/15/2023	12,756,000	13,215,302
		24,624,799
Diversified Banks–0.29%
JPMorgan Chase Bank N.A., Conv., 0.13%, 01/01/2023(b)	2,700,000	2,799,562
Education Services–0.83%
Chegg, Inc., Conv., 0.13%, 03/15/2025(b)	8,450,000	8,010,600
Electric Utilities–2.84%
American Electric Power Co., Inc., Conv. Investment Units, 6.13%, 03/15/2022	227,488	10,976,296
NextEra Energy, Inc., Conv., 4.87%, 09/01/2022	106,500	5,041,710
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	257,073	11,414,041
		27,432,047
Electronic Components–0.47%
II-VI, Inc., Conv., 0.25%, 09/01/2022	5,000,000	4,591,264

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Health Care Equipment–4.66%
CONMED Corp., Conv., 2.63%, 02/01/2024	$4,242,000	$3,947,873
DexCom, Inc., Conv., 0.75%, 12/01/2023	8,300,000	14,530,392
Insulet Corp., Conv., 0.38%, 09/01/2026(b)	13,600,000	13,808,936
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(b)	4,905,000	4,358,495
NuVasive, Inc., Conv., 2.25%, 03/15/2021	8,000,000	8,406,624
		45,052,320
Health Care Technology–1.74%
Tabula Rasa HealthCare, Inc., Conv., 1.75%, 02/15/2026(b)	2,640,000	2,588,850
Teladoc Health, Inc., Conv., 1.38%, 05/15/2025	4,875,000	14,192,764
		16,781,614
Homefurnishing Retail–0.45%
RH, Conv., 0.00%, 06/15/2023(d)	5,350,000	4,320,979
Industrial Machinery–1.49%
Fortive Corp., Conv., 0.88%, 02/15/2022	15,504,000	14,447,790
Interactive Home Entertainment–1.26%
Sea Ltd. (Taiwan), Conv., 1.00%, 12/01/2024(b)	5,425,000	6,035,943
Zynga, Inc., Conv., 0.25%, 06/01/2024(b)	6,000,000	6,168,183
		12,204,126
Interactive Media & Services–2.45%
IAC FinanceCo, Inc., Conv., 0.88%, 10/01/2022(b)	1,750,000	2,251,732
Snap, Inc., Conv., 0.75%, 08/01/2026(b)	7,793,000	6,865,843
Twitter, Inc.,
Conv., 1.00%, 09/15/2021	6,005,000	5,690,107
0.25%, 06/15/2024	6,500,000	5,845,119
Zillow Group, Inc., Conv., 1.50%, 07/01/2023	3,600,000	3,051,891
		23,704,692
Internet & Direct Marketing Retail–4.57%
Booking Holdings, Inc., Conv., 0.90%, 09/15/2021	9,500,000	9,494,300
Etsy, Inc., Conv., 0.13%, 10/01/2026(b)	3,750,000	3,105,510
IAC Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	11,350,000	10,499,560
MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	4,500,000	5,878,125
Pinduoduo, Inc. (China), Conv., 0.00%, 10/01/2022(b)(c)(d)	7,000,000	7,644,700
Trip.com Group Ltd. (China), Conv., 1.99%, 07/01/2020(c)	7,750,000	7,547,270
		44,169,465
Internet Services & Infrastructure–4.52%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	13,600,000	15,245,967
Principal Amount		Value
Internet Services & Infrastructure–(continued)
MongoDB, Inc., Conv., 0.25%, 01/15/2026(b)	$9,056,000	$8,823,940
Okta, Inc., Conv., 0.13%, 09/01/2025(b)	13,825,000	13,263,360
Twilio, Inc., Conv., 0.25%, 06/01/2023	4,550,000	6,371,210
		43,704,477
Investment Banking & Brokerage–0.94%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	9,850,000	9,123,562
IT Consulting & Other Services–0.69%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	6,679,248
Life Sciences Tools & Services–1.94%
Illumina, Inc., Conv., 0.00%, 08/15/2023(d)	10,840,000	10,482,932
NanoString Technologies, Inc., Conv., 2.63%, 03/01/2025(b)	900,000	776,044
Repligen Corp., Conv., 0.38%, 07/15/2024	7,119,000	7,534,864
		18,793,840
Multi-line Insurance–1.03%
AXA S.A. (France), Conv., 7.25%, 05/15/2021(b)	13,711,000	9,978,729
Pharmaceuticals–1.60%
Horizon Pharma Investment Ltd., Conv., 2.50%, 03/15/2022	6,500,000	7,507,500
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	5,000,000	4,756,250
Revance Therapeutics, Inc., Conv., 1.75%, 02/15/2027(b)	4,050,000	3,195,126
		15,458,876
Semiconductors–7.04%
Advanced Micro Devices, Inc., Conv., 2.13%, 09/01/2026	900,000	5,159,772
Cree, Inc., Conv., 0.88%, 09/01/2023	8,700,000	7,970,429
Inphi Corp., Conv., 0.75%, 09/01/2021	11,100,000	16,220,139
Microchip Technology, Inc.,
Conv., 1.63%, 02/15/2025	1,482,000	2,151,678
1.63%, 02/15/2027	13,075,000	13,452,131
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	12,600,000	12,548,136
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	9,488,000	10,532,683
		68,034,968
Systems Software–5.03%
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(b)(d)	4,500,000	3,921,170
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	14,100,000	13,644,475
Proofpoint, Inc., Conv., 0.25%, 08/15/2024(b)	10,853,000	10,215,386
Rapid7, Inc., Conv., 1.25%, 08/01/2023	2,740,000	3,334,238
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Systems Software–(continued)
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(d)	$8,200,000	$17,475,276
		48,590,545
Technology Hardware, Storage & Peripherals–0.63%
Western Digital Corp., Conv., 1.50%, 02/01/2024	7,000,000	6,123,770
Total U.S. Dollar Denominated Bonds & Notes (Cost $720,087,933)		737,212,712
Shares
Preferred Stocks–19.29%
Diversified Banks–4.94%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	24,434,186
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,300	23,314,566
		47,748,752
Electric Utilities–1.59%
NextEra Energy, Inc., 5.28%, Conv. Pfd.	348,411	15,361,441
Health Care Equipment–2.48%
Becton, Dickinson and Co., 6.13%, Series A, Conv. Pfd.	143,900	7,523,092
Danaher Corp., 4.75%, Series A, Conv. Pfd.	15,900	16,427,085
		23,950,177
Industrial Machinery–0.96%
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	133,000	9,304,680
Life Sciences Tools & Services–0.84%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	8,126,184
Multi-line Insurance–1.15%
Assurant, Inc., 6.50%, Series D, Conv. Pfd.	104,900	11,169,752
Shares		Value
Multi-Utilities–2.23%
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.(e)	80,005	$7,361,260
DTE Energy Co., 6.25%, Conv. Pfd.	140,130	5,277,296
Sempra Energy, 6.00%, Series A, Conv. Pfd.	96,300	8,909,676
		21,548,232
Pharmaceuticals–0.38%
Elanco Animal Health, Inc., 5.00%, Conv. Pfd.	89,707	3,690,546
Semiconductors–1.96%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	20,240	18,911,447
Specialized REITs–1.50%
Crown Castle International Corp., 6.88%, Series A, Conv. Pfd.	11,604	14,505,000
Water Utilities–1.26%
Essential Utilities, Inc., 6.00%, Conv. Pfd.	228,300	12,227,748
Total Preferred Stocks (Cost $190,833,379)		186,543,959
Money Market Funds–4.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(f)	13,853,581	13,853,581
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(f)	10,297,745	10,293,626
Invesco Treasury Portfolio, Institutional Class, 0.30%(f)	15,832,663	15,832,663
Total Money Market Funds (Cost $39,983,983)		39,979,870
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $950,905,295)		963,736,541
OTHER ASSETS LESS LIABILITIES—0.34%		3,255,279
NET ASSETS–100.00%		$966,991,820
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $217,188,651, which represented 22.46% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% Subordinated notes due 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$737,212,712	$—	$737,212,712
Preferred Stocks	186,543,959	—	—	186,543,959
Money Market Funds	39,979,870	—	—	39,979,870
Total Investments	$226,523,829	$737,212,712	$—	$963,736,541
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Convertible Securities Fund